Grandeur Peak Global Reach Fund	Portfolio of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.54%
Australia — 5.55%
Generation Development Group Ltd. (a)	65,823	$ 246,624
HUB24 Ltd.	5,672	400,899
IPD Group Ltd/Australia	148,495	456,064
MA Financial Group Ltd	125,431	905,857
Mader Group Ltd	72,824	416,383
Navigator Global Investments Limited	210,414	464,526
Pinnacle Investment Management Group	79,580	941,060
PWR Holdings Ltd. (a)	50,879	329,886
Qualitas Ltd(b)	256,956	572,644
Steadfast Group Ltd	76,060	277,034
		5,010,977
Belgium — 1.81%
Azelis Group N.V.	18,523	183,648
Lotus Bakeries N.V. (a)	27	317,007
Melexis NV	10,773	814,491
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	51,511	313,086
		1,628,232
Brazil — 1.75%
Patria Investments Limited, Class A	15,845	231,495
Track & Field Co SA	228,900	677,139
Vivara Participacoes S.A.	38,400	205,510
WEG S.A.	46,800	462,848
		1,576,992
Canada — 2.41%
5N Plus, Inc.(a)	22,000	389,063
Aritzia Inc(a)	2,630	207,309
BioSyent, Inc.	35,000	323,877
Descartes Systems Group, Inc. (The)(a)	3,400	253,921
Groupe Dynamite, Inc.	8,300	432,059
Kinaxis Inc.(a)	3,700	373,633
Richelieu Hardware, Ltd.	6,449	192,860
		2,172,722
China — 3.01%
Beijing Huafeng Test & Control	16,900	732,437
DPC Dash Ltd. 144A(a)(b)(c)	52,300	444,862
Hexing Electrical Company Ltd. (a)	57,500	323,589
Shenzhen New Industries Biomed(a)	35,800	277,484
Silergy Corp	105,700	938,344
		2,716,716
Finland — 0.74%
Harvia Oyj(a)	9,440	459,013
Revenio Group Oyj	8,607	204,661
		663,674
France — 1.85%
Sidetrade(a)	1,932	356,293
Thermador Groupe	2,386	222,697
Virbac S.A.	2,610	1,088,016
		1,667,006
Germany — 1.31%
CHAPTERS Group AG(a)	9,576	430,420
Dermapharm Holding SE	6,208	256,581
Elmos Semiconductor AG	3,639	498,032
		1,185,033
Hong Kong — 1.00%
Plover Bay Tech(b)	493,800	440,568
	Shares	Fair Value
COMMON STOCKS — 98.54% (continued)
Hong Kong — 1.00% (continued)
Techtronic Industries Co Limited	33,800	$ 460,782
		901,350
India — 4.24%
360 ONE WAM Ltd. (a)	21,822	269,965
Aditya Vision Ltd	81,852	446,360
Anant Raj Ltd. (a)	47,496	261,235
Cartrade Tech Ltd.(a)	8,273	239,045
Gulf Oil Lubricants India Ltd.	25,707	305,551
Indigo Paints Ltd	22,561	256,987
PB Fintech Ltd(a)	43,707	788,685
Rainbow Children's Medicare Ltd. (a)	18,363	227,934
SJS Enterprises Ltd	23,484	427,299
Supriya Lifescience Ltd	49,730	366,676
Varun Beverages Ltd.	44,976	231,163
		3,820,900
Indonesia — 0.48%
Cisarua Mountain Dairy PT TBK	1,420,000	431,302

Israel — 0.74%
Next Vision Stabilized Systems	7,395	665,333
		665,333
Italy — 3.45%
Diasorin SPA	7,462	638,766
Interpump Group SpA	13,814	800,793
Moncler S.p.A.	7,121	413,900
Pharmanutra SpA	5,800	434,037
Recordati SpA	14,948	821,502
		3,108,998
Japan — 9.20%
AZOOM Co Ltd	25,200	735,995
BuySell Technologies Company Ltd.	7,300	230,657
eWeLL Co Ltd	15,100	244,021
Hennge KK	48,800	366,405
Integral Corp	29,100	666,569
Japan Elevator Service Holdings Company Ltd.	45,600	478,947
Kandenko Company Ltd. (a)	5,000	179,728
Kinden Corp(a)	5,600	247,430
Kitz Corp	29,400	382,028
Kotobuki Spirits Co Ltd(a)	19,600	226,443
Mani, Inc. (a)	41,300	406,163
Maruwa Co Ltd/Aichi	1,600	492,524
Monotaro Company, Ltd.	28,700	387,860
PR Times Corp(a)	16,300	277,421
Shin Maint Holdings Company Ltd. (a)	24,600	194,083
System Support, Inc.	44,000	396,893
Timee Inc(a)	23,300	203,850
Tokyo Ohka Kogyo Co Ltd	11,400	536,035
Tokyo Seimitsu Company Limited	5,100	459,706
Totech Corp	13,700	355,863
ULS Group Inc	124,700	459,279
Visional Inc(a)	6,800	374,312
		8,302,212

Grandeur Peak Global Reach Fund	Portfolio of Investments
January 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.54% (continued)
Luxembourg — 0.93%
Eurofins Scientific S.E.	10,348	$ 836,234

Mexico — 1.95%
BBB Foods Inc(a)	6,731	234,845
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	150,300	464,413
Corporativo Fragua SAB de CV	24,772	751,411
Regional S.A.B. de C.V.	34,700	311,253
		1,761,922
Netherlands — 1.66%
ASM International N.V.	496	417,529
IMCD N.V.	2,988	279,168
Redcare Pharmacy N.V. 144A(a)(b)(c)	6,582	488,264
Topicus.com, Inc.(a)	4,200	311,538
		1,496,499
Philippines — 1.17%
International Container Terminal Services, Inc.	39,400	429,308
Philippine Seven Corp	713,380	417,712
Puregold Price Club, Inc.	341,900	207,740
		1,054,760
Poland — 0.62%
Dino Polska SA 144A(a)(b)(c)	20,012	211,616
Shoper Spolka Akcyjna	23,614	345,613
		557,229
Saudi Arabia — 0.89%
Rasan Information Technology Company(a)	21,551	804,421

Singapore — 0.56%
iFAST Corp Ltd.	37,400	309,854
Riverstone Holdings Ltd.	326,346	196,239
		506,093
South Korea — 4.30%
D'Alba Global Company Ltd. (a)	4,139	459,752
FNS Tech Company Ltd.	29,805	337,237
HD Hyundai Marine Solution Co(a)	2,126	269,008
HPSP Company Ltd.	20,531	658,667
iFamilySC Co Ltd	43,644	452,872
Kinx Inc.	3,022	277,716
LEENO Industrial Inc.	6,668	487,185
Pumtech Korea Company Ltd.(a)	9,804	443,721
S&S Tech Corp	7,835	491,907
		3,878,065
Sweden — 4.77%
AddTech A.B.	9,769	318,905
Asker Healthcare Group AB(a)	32,080	270,345
BoneSupport Holding AB 144A(a)(b)(c)	13,635	283,168
Idun Industrier AB	7,278	260,627
Lagercrantz Group AB(a)	14,657	321,833
Lifco AB, Class B	8,653	297,433
Momentum Group AB	22,980	338,971
Roko AB(a)	1,735	310,576
Sdiptech AB(a)	18,350	351,630
Swedencare AB	73,151	199,136
Swedish Logistic(a)	60,362	284,258
Vimian Group AB(a)	273,112	818,595
	Shares	Fair Value
COMMON STOCKS — 98.54% (continued)
Sweden — 4.77% (continued)
Vitec Software Group	8,799	$ 246,939
		4,302,416
Switzerland — 0.30%
Ypsomed Holding AG(a)	687	271,512

Taiwan — 5.31%
91APP, Inc.	103,000	215,799
Airtac International Group(a)	11,000	396,873
Asia Vital Components Co., Ltd.	20,000	924,138
ASPEED Technology, Inc.	2,000	562,079
Chroma ATE, Inc.	19,000	589,296
Hon Precision, Inc. (a)	4,000	474,729
Jentech Precision Industrial Co., Ltd.(a)	4,000	359,528
Materials Analysis Technology, Inc. (a)	45,000	287,686
Sinbon Electronics Co., Limited	56,000	413,837
Sporton International, Inc.	52,868	292,809
Voltronic Power Technology	10,247	276,630
		4,793,404
United Arab Emirates — 0.52%
Spinneys 1961 Holding PLC	1,101,377	467,842

United Kingdom — 10.53%
Advanced Medical Solutions Group	199,540	588,400
Ashtead Technology Holdings plc	57,259	316,142
Cohort plc(a)	28,208	444,652
CVS Group plc	47,916	856,287
Diploma plc	12,219	889,494
Elixirr International PLC	78,589	849,541
Fevertree Drinks plc	18,887	225,101
FRP Advisory Group PLC	157,624	287,938
Games Workshop Group PLC	2,792	651,381
Halma plc	3,879	188,109
Hill & Smith Holdings plc	16,608	506,778
Marex Group PLC	16,517	652,091
Pollen Street Group Ltd	36,890	463,390
Renew Holdings PLC	25,226	323,778
Rosebank Industries plc(a)	99,915	477,146
Shawbrook Group plc(a)	46,091	295,160
Softcat PLC	20,394	399,056
Tatton Asset Management plc	71,521	665,485
Volution Group PLC	47,926	421,019
		9,500,948
United States — 26.57%
4Imprint Group	8,003	446,795
Abacus Life Inc	33,421	248,986
Accelerant Holdings(a)	28,041	383,040
APPFOLIO, INC., Class A(a)	1,195	226,907
AtriCure, Inc.(a)	10,933	403,756
Bel Fuse, Inc., Class B	4,285	862,099
Bio-Techne Corporation	6,360	407,612
Bowman Consulting Group Limited(a)	7,376	256,906
Core & Main, Inc., Class A(a)	6,094	325,176
Cross Creek LP(d)	1,000,000	572,039
CSW Industrials, Inc.	912	246,222
Dexcom, Inc.(a)	11,337	828,054
Dynatrace, Inc.(a)	5,598	213,228

Grandeur Peak Global Reach Fund	Portfolio of Investments
January 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.54% (continued)
United States — 26.57% (continued)
Elastic N.V.(a)	6,589	$ 434,413
Enerpac Tool Group Corporation	8,231	332,203
Ensign Group, Inc. (The)	1,525	261,781
Esquire Financial Holdings, Inc.	2,624	279,797
Federal Signal Corporation.(a)	3,169	342,537
Five Below, Inc.(a)	1,176	225,369
Freshpet, Inc.(a)	19,050	1,327,785
Global Industrial Company	7,053	215,540
Goosehead Insurance, Inc., Class A(a)	3,766	232,889
Haemonetics Corporation	4,849	323,234
HealthEquity, Inc.(a)	2,778	237,991
Houlihan Lokey, Inc.	2,452	412,721
IDEXX Laboratories, Inc.(a)	376	252,093
Installed Building Products, Inc.	743	214,088
ITT, Inc.	2,521	459,578
JFrog Ltd.(a)	13,853	759,144
Kadant, Inc.	1,190	382,038
Kinsale Capital Group, Inc. (a)	686	271,574
LeMaitre Vascular, Inc.	4,856	412,614
Littelfuse, Inc.	3,012	975,165
Mama's Creations Incorporated(a)	35,567	537,062
Manhattan Associates, Inc.(a)	1,561	235,727
Miami International Holdings, Inc.(a)	5,868	244,872
Monolithic Power Systems, Inc.	565	635,145
M-Tron Industries, Inc.(a)	5,073	330,963
Neptune Insurance Holdings, Inc.(a)	9,230	235,365
Netskope, Inc.(a)	12,945	192,233
Oddity Tech Ltd., Class A(a)	13,237	434,703
P10 Inc	28,886	311,391
Pattern Group, Inc.(a)	43,487	600,990
Pennant Group, Inc. (The)(a)	10,084	278,520
Perella Weinberg Partners	33,766	753,319
Pjt Partners, Inc., Class A	2,501	432,748
Power Integrations, Inc.	9,364	430,182
Primoris Services Corporation	3,263	483,740
Qualys, Inc.	3,084	406,780
Red Violet, Inc.(a)	7,507	341,418
Rubrik, Inc., Class A(a)	4,937	276,225
RxSight, Inc.(a)	31,564	274,291
Ryan Specialty Group Holdings, Inc.	8,840	426,795
Silicon Laboratories, Inc.(a)	2,443	348,005
SPS Commerce, Inc.(a)	3,432	306,340
Texas Roadhouse, Inc.	1,380	248,207
TPG, Inc.	4,273	251,722
Tradeweb Markets Inc. Class A	2,633	271,383
TWFG Inc(a)	9,534	238,255
Upwork, Inc.(a)	23,105	462,793
Zscaler, Inc.(a)	1,059	211,811
		23,974,359
Vietnam — 0.92%
Asia Commercial Bank JSC	285,776	266,069
Hoa Phat Group JSC(a)	258,700	267,845
Vietnam Technological & Comm Joint-stock Bank	213,832	296,564
		830,478
Total Common Stocks (Cost $69,406,115)		88,887,631
	Shares	Fair Value
PREFERRED STOCKS — 1.09%
United States — 1.09%
Gusto Inc. Preferred Series E(a)	32,241	$ 980,126

Total Preferred Stocks
(Cost $979,976)		980,126

Total Investments — 99.63%
(Cost $70,386,091)		89,867,755

Other Assets in Excess of Liabilities — 0.37%		337,792

NET ASSETS — 100.00%		$ 90,205,547

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2026, these securities had a total aggregate market value of $2,754,208, representing 3.05% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total aggregate market value of $1,734,996, representing 1.93% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.